DEPOSIT FOR NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-refundable deposit	$ 902	$ 58,722
Building [Member]
Non-refundable deposit	0	55,364
Others [Member]
Non-refundable deposit	$ 902	$ 3,358